Stock-Based Compensation - Stock Options - Unrecognized Compensation Costs (Details) - Employee Stock Option - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Unrecognized compensation costs
Unrecognized compensation costs	$ 1,189,326	$ 1,878,423
Cost not yet recognized, period for recognition	2 years 3 months 18 days	1 year 6 months